Securities Act File No. 333-83951
Investment Company Act File No. 811-09497

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 20	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 22	☑
Dividend Growth Trust
(Exact Name of Registrant as Specified In Charter)
58 Riverwalk Boulevard
Building 2, Suite A
Ridgeland, South Carolina 29936
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code: (866) 348-4769
The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)
Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace, Suite 119
Leawood, KS 66224
It is proposed that this filing will become effective:
☑ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
          ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 20 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Ridgeland and the State of South Carolina on this 9th day of February, 2011.

DIVIDEND GROWTH TRUST
(Registrant)

By: /s/ C. TROY SHAVER, JR.
C. Troy Shaver, Jr.
President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 20 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature	Title	Date

/s/ C. Troy Shaver, Jr.	President and Trustee	February 9, 2011
C. Troy Shaver, Jr.

/s/ Earl L. Mason*	Chairman and Trustee	February 9, 2011
Earl L. Mason

/s/ Roger B. Rainville*	Trustee	February 9, 2011
Roger B. Rainville

/s/ W. Thomas Smith*	Trustee	February 9, 2011
W. Thomas Smith

/s/ Ed Obuchowski	Treasurer and Principal Accounting Officer	February 9, 2011
Ed Obuchowski

*By:	/s/ C. TROY SHAVER, JR.
C. Troy Shaver, Jr.
Attorney-in-Fact

DIVIDEND GROWTH TRUST
EXHIBIT INDEX
(FOR POST-EFFECTIVE AMENDMENT NO. 20)

Exhibit

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase